Stockholders' Equity (LendingClub Corp)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Stockholders' Equity

5. STOCKHOLDERS’ EQUITY

As of March 31, 2017, the aggregate number of shares which the Company had the authority to issue is 350,000,000 shares, of which 300,000,000 shares are common stock, par value $0.001 per share, and 50,000,000 shares are preferred stock, par value $0.001 per shares. At March 31, 2017, the Company had 9,714,186 shares of common stock issued and outstanding. The Board of Directors is authorized at any time, and from time to time, to provide for the issuance of preferred stock in one or more series, and to determine the designations, preferences, limitations and relative or other rights of the preferred stock or any series thereof.

Series H Preferred Stock

During the three months ended March 31, 2017 and year ended December 31, 2016, the Company issued 0 and 3,071,000 of Series H convertible preferred stock, respectively, with a par value of $0.001 per share. At March 31, 2017, no shares of Series H convertible preferred stock were outstanding.

6. STOCKHOLDERS’ EQUITY

On January 1, 2016, pursuant to the terms of the Company’s Series G preferred stock, the Company exercised its right to redeem all of the unconverted outstanding shares of Series G preferred stock. On December 24, 2015, the Company early paid the holders of the 160,000 unconverted shares of Series G preferred stock an aggregate of $160,000. Following the redemption of the unconverted shares of Series G preferred stock, no shares of Series G preferred stock were outstanding.

On January 22, 2016, the Company issued an aggregate of 370 shares of the Company’s common stock at a price of $50.00 per share to a total of two existing stockholders, each of whom resided in Australia, for receipt of an aggregate of $18,500. These securities were issued in reliance upon the exemptions provided by Regulation S promulgated pursuant to the Securities Act. The issuances involved offers and sales of securities outside the United States. The offers and sales were made in offshore transactions and no directed selling efforts were made by the issuer, a distributor, their affiliates or any persons acting on their behalf. An offering circular was used in connection with this offering.

On March 22, 2016, the Company issued an aggregate of 3,071,000 shares of the Company’s Series H preferred stock to a total of 12 existing stockholders, nine of whom resided in Australia and three of whom resided in the United Kingdom, in exchange for the receipt of $1.00 per share, representing an aggregate purchase price of $3,071,000. These securities were issued in reliance upon the exemptions provided by Regulation S promulgated pursuant to the Securities Act. The issuances involved offers and sales of securities outside the United States. The offers and sales were made in offshore transactions and no directed selling efforts were made by the issuer, a distributor, their affiliates or any persons acting on their behalf. No offering circular was used in connection with this issuance. In connection with this, the Company had a subscription receivable for $2,825,000.

On March 31, 2016, Paul Mathieson, the Company’s Chief Executive Officer and the sole holder of the Company’s Series A preferred stock notified the Company of his intention to convert all of his Series A preferred stock into Company common stock pursuant to the terms of the Series A preferred stock. The Company issued an aggregate of 6,400,000 shares of Company common stock pursuant to the conversion notice. These securities were issued in reliance upon the exemptions provided by Regulation S promulgated pursuant to the Securities Act. The issuance involved offers and sales of securities outside the United

States. The offers and sales were made in offshore transactions and no directed selling efforts were made by the issuer, a distributor, their affiliates or any persons acting on their behalf. No offering circular was used in connection with this issuance. Following the conversion, no shares of Series A preferred stock were outstanding.

On April 1, 2016, the Company effected a 1-for-100 reverse stock split of its outstanding shares of the common stock. Stockholders whose shares were converted into less than one share in the reverse stock split received cash payments equal to the fair value of those fractional interests. As a result, the Company repurchased a total of 1,793 shares of common stock from those stockholders whose shares of stock were converted into less than one share, for an aggregate purchase price of $130,769. Immediately after the reverse stock split, on April 1, 2016, the Company effected a 100-for-1 forward stock split and reduced the number of authorized shares of common stock from 3,000,000,000 to 200,000,000. The Company effected the reverse stock split followed immediately by the forward stock split in order to eliminate the administrative burden and costs associated with small stockholder accounts, and to provide stockholders with fewer than 100 shares of common stock with a cost-effective way to cash out their investments.

On April 12, 2016, the Company issued an aggregate of 2,000 shares of the Company’s common stock to MZ Group for investor relations consulting services. The securities issuance was exempt from registration under the Securities Act, in reliance on the exemptions provided by Section 4(a)(2) and Section 2(a)(3), as applicable under the Securities Act.

On May 2, 2016, Company issued an aggregate of 243,967 shares of the Company’s common stock at a price of $10.00 per share to a total of 98 existing stockholders, all of whom resided in Australia, for an aggregate of $2,439,673 of which $87,000 was paid for in consulting services provided to the company. The securities issuances were exempt from registration under the Securities Act, in reliance on an exemption provided by Regulation S promulgated pursuant to the Securities Act. The issuances involved offers and sales of securities outside the United States. The offers and sales were made in offshore transactions and no directed selling efforts were made by the issuer, a distributor, their affiliates or any persons acting on their behalf. An offering circular was used in connection with this offering.

On May 16, 2016, the Company filed articles of amendment (the “May 2016 Amendment”) to its amended and restated articles of incorporation, as amended. The May 2016 Amendment has the effect of:

(i)	Eliminating the Company’s Series A preferred stock, Series F preferred stock and Series G preferred stock, and

(ii)	Revising the terms of the Series H preferred stock to:

(a)	reduce the dividend rate on the Company’s Series H preferred stock from 10% per annum to 8% per annum,

(b)	extend the date after which the Company may redeem the unconverted outstanding shares of Series H preferred stock from June 30, 2016 to December 31, 2016,

(c)	extend the date on which the holders of Series H preferred stock may convert their shares into shares of the Company’s common stock from June 30, 2016 to December 31, 2016, and

(d)	remove the requirement to adjust the Series H preferred stock conversion ratio when the Company conducts a rights offering to its existing stockholders.

As of September 30, 2016, the aggregate number of shares which the Company had the authority to issue is 250,000,000 shares, of which 200,000,000 shares are common stock, par value $0.001 per share, and 50,000,000 shares are preferred stock, par value $0.001 per shares. At September 30, 2016, the Company had 9,672,723 shares of common stock issued and outstanding. At September 30, 2016, the Company also had 3,071,000 shares of Series H preferred stock issued and outstanding. The Board of Directors is authorized at any time, and from time to time, to provide for the issuance of preferred stock in one or more series, and to determine the designations, preferences, limitations and relative or other rights of the preferred stock or any series thereof.

The Series H preferred stock accrues dividends at the rate of 8% per annum. Each series of preferred stock ranks pari passu with each other series of preferred stock, and senior to the common stock of the Company, as to dividends, and upon liquidation, dissolution or a winding up of the Company. In the event of a liquidation or winding up of the Company, holders of the preferred stock shall be entitled to receive the stated value of $1 per share.

On September 6, 2016, the Company issued an aggregate of 5,000 shares of the Company’s common stock to MZ Group for investor relations consulting services. The securities issuance was exempt from registration under the Securities Act, in reliance on the exemptions provided by Section 4(a)(2) and Section 2(a)(3), as applicable under the Securities Act.

On September 6, 2016, Company issued an aggregate of 135,751 shares of the Company’s common stock at a price of $10.00 per share to a total of 84 existing stockholders, 48 of whom resided in Australia and 36 of whom resided in United States, for an aggregate of $1,357,515. The securities issuances were registered pursuant to a registration statement on Form S-1 that was declared effective by the Securities and Exchange Commission on August 8, 2016.

On August 26, 2016, the Company’s board of directors and a stockholder holding a majority of the voting power of the Company’s issued and outstanding shares of common stock approved the following corporate actions:

1. Effect a reverse stock split of the outstanding shares of the Company’s common stock, at the ratio of 1-for-1,000 (the “Reverse Split”).

2. Immediately following the completion of the Reverse Split, effect a forward stock split on a 100-for-1 share basis (the “Forward Split”) and reduce the number of authorized shares of common stock from 200,000,000 to 40,000,000 (the “Authorized Share Reduction”).

The Reverse Split and Forward Split were effective on October 27, 2016 when they were approved by FINRA, as required. As a result, the Company repurchased a total of 129,571 shares of common stock from those stockholders whose shares of stock were converted into less than one share, for an aggregate purchase price of $78,330. Any fractional shares held after the Forward Split were rounded up to the next whole share. As a result of the rounding up of fractional shares, the Company issued an additional 218 shares on October 27, 2016. The Company’s 2015 Financial Statements have been retroactively restated to reflect this net 1-for-10 reverse split. The Company effected the reverse stock split followed immediately by the forward stock split in order to eliminate the administrative burden and costs associated with small stockholder accounts, and to provide stockholders with fewer than 1,000 shares of common stock with a cost-effective way to cash out their investments.

On December 5, 2016, the Company increased its authorized shares of common stock from 40,000,000 to 300,000,000.

On December 31, 2016, the Company issued an aggregate of 5,000 shares of the Company’s common stock to Worldwide Holdings, LLC for investor relations consulting services. The securities issuance was exempt from registration under the Securities Act, in reliance on the exemptions provided by Section 4(a)(2) and Section 2(a)(3), as applicable under the Securities Act.

On December 31, 2016, pursuant to the terms of the Company’s Series H preferred stock, holders of an aggregate of 246,000 Series H preferred shares exercised their rights to convert their Series H preferred shares into 49,200 shares of the Company’s common stock. Also on December 31, 2016, following such conversions, the Company exercised its right to redeem all of the unconverted outstanding shares of Series H preferred stock and cancelled the 2,825,000 shares of Series H preferred stock for an aggregate amount of $2,825,000 which were subscribed to during 2016, but remained unpaid for. These securities were issued in reliance upon the exemptions provided by Regulation S promulgated pursuant to the Securities Act. The issuance involved offers and sales of securities outside the United States. The offers and sales were made in offshore transactions and no directed selling efforts were made by the issuer, a distributor, their affiliates or any persons acting on their behalf. No offering circular was used in connection with this issuance. Following the conversion, no shares of Series H preferred stock were outstanding. Following the redemption of the unconverted shares of Series H preferred stock, no shares of Series H preferred stock were outstanding.

Series H Preferred Stock

During the year ended December 31, 2016 and year ended December 31, 2015, the Company issued 3,071,000 and 160,000 of Series H convertible preferred stock, respectively, with a par value of $0.001 per share. As at December 31, 2016 there is no outstanding Series H preferred stock on issue.

LendingClub Corp [Member]
Stockholders' Equity

14. Stockholders’ Equity

Initial Public Offering

In December 2014, the Company closed its IPO of 66,700,000 shares of its common stock, which included shares registered to cover an option to purchase additional shares that it granted to the underwriters of the IPO and selling stockholders. The public offering price of the shares sold in the offering was $15.00 per share. The Company did not receive any proceeds from the sales of shares by the selling stockholders. The total gross proceeds from the offering were $1.0 billion. After deducting underwriting discounts and commissions, offering expenses and proceeds to the selling stockholders, the aggregate net proceeds received by the Company totaled approximately $827.7 million.

Convertible Preferred Stock

As of January 1, 2014, the Company had the following shares of preferred stock authorized and outstanding:

	Designated Shares	Issued and Outstanding Shares	Aggregate Liquidation Preference	Amount
Series A	68,025,100	66,100,340	$17,599	$17,402
Series B	65,642,104	65,577,300	12,268	12,164
Series C	62,486,436	62,486,436	24,490	24,388
Series D	36,030,712	36,030,712	32,044	31,943
Series E	14,285,712	10,000,000	17,500	17,347
Total convertible preferred stock	246,470,064	240,194,788	$103,901	$103,244

In connection with the Springstone acquisition in April, 2014, the Company sold an aggregate of 6,390,556 shares of its Series F convertible preferred stock, par value $0.01 per share (Financing Shares) for aggregate gross proceeds of approximately $65.0 million, pursuant to a Series F Preferred Stock Purchase Agreement. The Company sold the Financing Shares pursuant to an exemption from registration under Section 4(a)(2) of the Securities Act of 1933, as amended; all investors in the financing were accredited investors and the Company made no general solicitation for the sale of the Financing Shares. The Financing Shares were convertible into shares of common stock, par value $0.01 per share, on a one-for-one basis, as adjusted from time to time pursuant to the anti-dilution provisions of the Company’s Restated Certificate of Incorporation.

In connection with the sale of Series F convertible preferred stock in April 2014, the Company filed a Restated Certificate of Incorporation with the State of Delaware, which increased the total number of shares that it was authorized to issue from 606,470,064 shares to 622,614,174. Of the 622,614,174 shares authorized, 372,000,000 shares were designated as common stock and 250,614,174 shares were designated as preferred stock. Immediately prior to the completion of the Company’s IPO, all shares of its outstanding convertible preferred stock automatically converted, on a one-for-one basis, into 249,601,435 shares of the Company’s common stock. All shares of authorized convertible preferred stock also automatically converted, on a one-for-one basis, into 250,614,174 authorized shares of the Company’s common stock.

On December 16, 2014, the Company filed a Restated Certificate of Incorporation with the State of Delaware, which increased the total number of shares that it was authorized to issue from 622,614,174 shares to 910,000,000. Of the 910,000,000 shares authorized, 900,000,000 shares were designated as common stock and 10,000,000 shares were designated as preferred stock.

Share Repurchases

On February 9, 2016, the board of directors approved a share repurchase program under which Lending Club may repurchase up to $150.0 million of the Company’s common shares in open market or privately negotiated transactions in compliance with Securities and Exchange Act Rule 10b-18. This repurchase plan was valid for one year and did not obligate the Company to acquire any particular amount of common stock. In the first quarter of 2016, the Company repurchased 2,282,700 shares of its common stock at a weighted average purchase price of $8.52 per share for an aggregate purchase price of $19.5 million. There were no shares repurchased during the second, third or fourth quarters of 2016.

Common Stock Reserved for Future Issuance

As of December 31, 2016 and 2015, the Company had shares of common stock reserved for future issuance as follows:

December 31,	2016	2015
Options and unvested RSUs outstanding	62,082,821	52,652,310
Available for future stock option and RSU grants	28,449,336	33,560,939
Available for ESPP	5,408,441	2,589,991
Total reserved for future issuance	95,940,598	88,803,240